Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Provisions recognized under IAS 37	$ 2,888	$ 3,063	$ 3,245	$ 3,377
Provisions for off-balance sheet financial instruments	80	91		79
Provisions for other credit lines	42	43		37
Total provisions	$ 3,011	$ 3,197		$ 3,494